Liabilities to Credit Institutions	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Liabilities to Credit Institutions

25. Liabilities to credit institutions

	2022	2021
Non-current liabilities to credit institutions	2,668	—
Current liabilities to credit institutions, consisting of the following:
—Liabilities to credit institutions	49,922	5,987
Total	52,590	5,987

In October 2019, the Group entered into a European Investment Fund guaranteed three-year term loan facility of €7.5 million (equivalent of $8.0 million) with Svensk Exportkredit (the “EIF Facility”). In October 2022, the EIF Facility was amended to extend the term for another three years, with a maturity date in October 2025. The loan facility and interest margin remain unchanged. For more information, see Note 3.1.3 Liquidity risk.

In April 2021 the Group entered into a new Sustainable Revolving Credit Facility Agreement (the “SRCF Agreement”) including a multicurrency revolving credit facility of SEK 3.6 billion (equivalent of $344.5 million) with an accordion option of another SEK 850 million (equivalent of $81.3 million), subject to the fulfillment of certain conditions and at the lenders’ discretion. The SRCF Agreement has been amended during 2022. For more information, see Note 3.1.3 Liquidity risk.

In November 2022, the Group's indirect subsidiary Oatly Shanghai Co., Ltd. entered into a RMB 150 million (equivalent of $21.6 million) working capital credit facility with China Merchants Bank Co., Ltd. Shanghai Branch (the "CMB Credit Facility"). For more information, see Note 3.1.3 Liquidity risk.

As of December 31, 2022 and 2021, the liabilities to credit institutions balance amounted to $52.6 million and $6.0 million, respectively, and is related to outstanding amounts under the SRCF agreement and EIF Facility. As of December 31, 2022, the Group had utilized loan amounts under the SRCF agreement of SEK 500 million (equivalent of $47.9 million). As of December 31, 2022 and 2021, the Group had €3.8 million (equivalent of $4.0 million) and €4.7 million (equivalent of $5.0 million), respectively, outstanding on the EIF Facility. For more information, see Note 3.1.3 Liquidity risk.

As of December 31, 2022, there were no outstanding borrowings under the CMB Credit Facility. For more information, see Note 3.1.3 Liquidity risk.

For changes in facilities and borrowings after the reporting period, see Note 35 Events after the end of the reporting period.

Collateral

As of December 31, 2022 and 2021, the Company has pledged shares in its subsidiaries Oatly AB and Cereal Base CEBA AB in order to fulfill the collateral requirements for liabilities to credit institutions.

There are no other significant terms and conditions associated with the use of collateral.